EQUITY, Distribution of Dividends (Details) S/ / shares in Units, S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 PEN (S/) S/ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/) S/ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/) S/ / shares	Dec. 31, 2021 USD ($)
Dividend distribution [Abstract]
Date of Meeting - Board of Directors	Apr. 27, 2023	Apr. 27, 2023	Apr. 28, 2022	Apr. 28, 2022	Aug. 26, 2021	Aug. 26, 2021
Dividends distribution, net of treasury shares effect	S/ 1,994,037	$ 540,375	S/ 1,196,422	$ 318,536	S/ 398,808	$ 96,540
Payment of dividends per share (in sol per share)	S/ 25		S/ 15		S/ 5
Date of dividends payout	Sep. 06, 2023	Sep. 06, 2023	Oct. 06, 2022	Oct. 06, 2022	Jul. 10, 2021	Jul. 10, 2021
Exchange rate published by the SBS	3.6901	3.6901	3.756	3.756	4.131	4.131
Dividends payout (equivalent in thousands of US$)	S/ 1,994,037	$ 540,375	S/ 1,196,422	$ 318,536	S/ 398,808	$ 96,540
Withholding tax rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%